Restructuring Charge - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,649	$ 568	$ (225)
FPSO Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,600
Expected remaining restructuring charges	4,700
Restructuring liabilities accrued	$ 3,700